Share Capital - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Sterling preference shares, Notional amount	£ 325	£ 325
Notional amount	237,771	£ 1,125,419
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of classes of share capital [line items]
Notional amount	£ 300
Fixed non-cumulative annual dividend payable percentage	6.222%
Fixed non-cumulative quarterly dividend payable percentage	1.13%